CONSOLIDATED BALANCE SHEET DETAIL (Tables)	12 Months Ended
Mar. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
[custom:DisclosureOfSupplementalBalanceSheetDisclosuresTableTextBlock]
CONSOLIDATED BALANCE SHEET DETAIL

	March 31,
Property and equipment, net:	2022	2021
Leasehold improvements	$139,197	$139,197
Office equipment	63,298	56,476
Computer equipment and software	52,114	52,383
Machinery and equipment	230,947	202,993
	485,556	451,049
Less: accumulated depreciation and amortization	(249,597)	(152,091)
	$235,959	$298,958

	March 31,
Accrued expenses:	2022	2021
Accrued wages and bonus	$457,891	$372,563
Accrued placement fees	—	88,800
Accrued interest	—	27,538
Other	67,000	11,047
	$524,891	$499,948